Investments in Associates and Joint Ventures - Summary of Reconciliation of Carrying Amount of Interests in the Associates and Joint Ventures (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
K Bank Inc. [member]
Disclosure of associates and joint ventures [line items]
Percentage of non-voting convertible stock are excluded	8.00%